Document and Entity Information	12 Months Ended
Aug. 23, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	PRUDENTIAL INVESTMENT PORTFOLIOS 12
Central Index Key	0001051562
Amendment Flag	false
Document Creation Date	Aug. 16, 2013
Document Effective Date	Aug. 23, 2013
Prospectus Date	Aug. 23, 2013